Net Loss per Share (Tables)	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share

	Three Months Ended March 31,
	2024	2023
	(In thousands, except per share amounts)
Numerator:
Net loss for basic and diluted loss per share	$(25,983)	$(22,224)

Denominator:
Weighted average shares - for basic and diluted net loss per share	69,993	67,583

Net loss per share
Basic and diluted	$(0.37)	$(0.33)